Share Capital - Additional Information (Detail) - USD ($)	1 Months Ended								12 Months Ended
	Nov. 30, 2016	Aug. 31, 2016	Jun. 30, 2016	May 31, 2016	Sep. 30, 2015	Feb. 28, 2014	Nov. 30, 2013	Dec. 31, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 30, 2015
Class Of Stock [Line Items]
Dividend reinvestment program discount rate percentage									3.00%
Value of stock repurchased										$ 12,303,000
Proceeds from issuance of common shares, gross									$ 95,978,000	$ 0	$ 4,245,000
Value of stock redeemed									$ 333,074,000
Preferred shares, issued									32,751,629	23,673,403
Proceeds from issuance of preferred shares, gross									$ 541,694,000	$ 0	$ 130,415,000
At-the-Market [Member]
Class Of Stock [Line Items]
Number of shares issued									0
Common Class B [Member]
Class Of Stock [Line Items]
Common shares, authorized									25,000,000
Common shares, outstanding									0	0
Class C common Shares [Member]
Class Of Stock [Line Items]
Common shares, authorized									100
Common shares, outstanding									0	0
Class A Common Shares [Member]
Class Of Stock [Line Items]
Common shares, authorized									200,000,000	200,000,000
Common shares, outstanding									105,722,646	98,622,160
Number of shares issued				6,770,408					6,770,408		206,600
Class A common shares price per share				$ 14.70
Proceeds from issuance of common shares, gross				$ 99,525,000
Class A Common Shares [Member] | Rule 10b5-1 [Member]
Class Of Stock [Line Items]
Number of shares repurchased									564,270	944,524
Value of stock repurchased									$ 8,269,000	$ 13,885,000
Stock repurchase plan cancellation period									2016-05
Class A Common Shares [Member] | Rule 10b5-1 [Member] | Maximum [Member]
Class Of Stock [Line Items]
Value of shares authorized for repurchase												$ 50,000,000
Series C Preferred Shares [Member]
Class Of Stock [Line Items]
Value of shares authorized for repurchase										$ 150,000,000
Number of shares repurchased										343,757
Number of shares redeemed			13,321,774						13,321,774
Redemption price per share			$ 25.00
Value of stock redeemed			$ 333,074,000
Preferred shares, issued									0
Series C Preferred Shares [Member] | Rule 10b5-1 [Member]
Class Of Stock [Line Items]
Value of shares authorized for repurchase					$ 75,000,000
Expiration of share repurchase authorization					2015-12
Series C Preferred Shares [Member] | Shares Repurchased Via Repurchase Plans [Member]
Class Of Stock [Line Items]
Number of shares repurchased										303,757
Value of stock repurchased										$ 7,660,000
Series C Preferred Shares [Member] | Open Market Repurchases [Member]
Class Of Stock [Line Items]
Number of shares repurchased										40,000
Value of stock repurchased										$ 1,020,000
Dividend rate percentage										9.50%
Repurchase price per share										$ 25.50
Series D Preferred Shares [Member]
Class Of Stock [Line Items]
Value of shares authorized for repurchase										$ 25,000,000
Number of shares repurchased										123,971
Dividend rate percentage								7.95%
Redemption price per share									$ 25.00
Preferred shares, issued							2,000,000	3,105,000	4,981,029
Proceeds from issuance of preferred shares, gross							$ 50,000,000	$ 77,625,000
Series D Preferred Shares [Member] | Rule 10b5-1 [Member]
Class Of Stock [Line Items]
Value of shares authorized for repurchase					$ 7,500,000
Expiration of share repurchase authorization					2015-12
Series D Preferred Shares [Member] | Shares Repurchased Via Repurchase Plans [Member]
Class Of Stock [Line Items]
Value of stock repurchased										$ 2,929,000
Series E Preferred Shares [Member]
Class Of Stock [Line Items]
Value of shares authorized for repurchase										$ 25,000,000
Number of shares repurchased										29,400
Number of shares issued											5,400,000
Dividend rate percentage						8.25%
Redemption price per share									$ 25.00
Preferred shares, issued						5,400,000			5,370,600
Proceeds from issuance of preferred shares, gross						$ 135,000,000
Series E Preferred Shares [Member] | Rule 10b5-1 [Member]
Class Of Stock [Line Items]
Value of shares authorized for repurchase					$ 7,500,000
Expiration of share repurchase authorization					2015-12
Series E Preferred Shares [Member] | Shares Repurchased Via Repurchase Plans [Member]
Class Of Stock [Line Items]
Value of stock repurchased										$ 694,000
Series D, Series E, Series G and Series H Preferred Share [Member]
Class Of Stock [Line Items]
Maximum sales proceeds from at the market offering	$ 150,000,000
Series F Preferred Shares [Member]
Class Of Stock [Line Items]
Number of shares issued									5,600,000
Dividend rate percentage				6.95%
Preferred shares, issued				5,600,000					5,600,000
Proceeds from issuance of preferred shares, gross				$ 140,000,000
Stock conversion price per share				$ 18.00
Increase in dividend rate payable annually				1.00%
Preferred stock, dividend payment terms									The dividend rate is initially set at 6.95%, but will increase by 1% annually after the fifth anniversary date to a maximum of 10.5% by the ninth anniversary date, or will increase to 10.5% on January 1, 2018 if the Company does not acquire all of the membership interests in GCI or all or substantially all of the assets of GCI by December 31, 2017.
Series F Preferred Shares [Member] | Maximum [Member]
Class Of Stock [Line Items]
Dividend rate percentage				10.50%
Series G Preferred Shares [Member]
Class Of Stock [Line Items]
Number of shares issued									7,800,000
Dividend rate percentage			8.20%
Redemption price per share			$ 25.00
Preferred shares, issued		3,200,000	4,600,000						7,800,000
Proceeds from issuance of preferred shares, gross		$ 80,000,000	$ 115,000,000
Series H Preferred Shares [Member]
Class Of Stock [Line Items]
Number of shares issued									9,000,000
Dividend rate percentage		7.875%
Redemption price per share		$ 25.00
Preferred shares, issued		9,000,000							9,000,000
Proceeds from issuance of preferred shares, gross		$ 225,000,000